Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sources of non-interest income [Abstract]
Net gain on securities transactions	[1]	$ 0	$ 0	$ 1,155
Other	[1]	1,123	698	1,243
Total non-interest income		19,260	17,937	17,170
Overdraft Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		2,708	2,660	2,665
Other [Member]
Sources of non-interest income [Abstract]
Non-interest income		2,044	1,940	1,629
Interchange Income [Member]
Sources of non-interest income [Abstract]
Non-interest income		6,348	5,281	4,199
Wealth Management Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		$ 7,037	$ 7,358	$ 6,279

[1]	Not within the scope of ASC 606.